Summary of significant accounting policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of significant accounting policies
Percentage of outstanding voting shares	50.00%
Carrying values short-term investments	$ 21,000,000	$ 5,000,000
Gain (loss) on purchase, sale, cancellation or issue of own shares	$ 0
Number of operating segments | segment	2
Intragroup foreign currency transaction gains (losses)	$ 432,000	$ 1,120,000	$ 1,125,000